Transactions and balances with related parties - Key management (Details) - Key Management Personnel of Entity or Parent - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred income
Short-term employee benefits	$ 3,889	$ 4,236	$ 3,634
Other benefits	107	81	53
Share-based compensation	5,155	9,299	15,445
Total	$ 9,151	$ 13,616	$ 19,132